Inventory (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Inventory
Schedule of inventory
	March 31, 2025	June 30, 2024
Raw materials	$595,488	$465,535
Finished goods	729,052	966,021
	$1,324,540	$1,431,556

	June 30, 2024	June 30, 2023
Raw materials	$465,535	$-
Finished goods	966,021	4,804,299
	$1,431,556	$4,804,299